Employee Benefit Plans - Amount Amortized from Accumulated OCI (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year [Abstract]
Net actuarial loss (gain)	$ 172
Prior service cost	5
Total amounts amortized from accumulated OCI	177
Qualified Pension Plan
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year [Abstract]
Net actuarial loss (gain)	166
Prior service cost	0
Total amounts amortized from accumulated OCI	166
Non-U.S. Pension Plans
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year [Abstract]
Net actuarial loss (gain)	6
Prior service cost	1
Total amounts amortized from accumulated OCI	7
Nonqualified and Other Pension Plans
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year [Abstract]
Net actuarial loss (gain)	34
Prior service cost	0
Total amounts amortized from accumulated OCI	34
Postretirement Health and Life Plans
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year [Abstract]
Net actuarial loss (gain)	(34)
Prior service cost	4
Total amounts amortized from accumulated OCI	$ (30)